Equity Compensation Plan	12 Months Ended
Dec. 31, 2023
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
10.	Equity Compensation Plan
In 2021 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock, stock appreciation rights and options to purchase common stock. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock that may be issued with respect to awards granted under this Plan cannot exceed 10%
of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. For the year ended December 31, 2023, a total of
 1,775,787
restricted shares and 631,250 options to purchase common stock had been granted under the Plan since the first grant in the fourth quarter of 2022 (2022: 190,476 restricted shares, 2021:
nil).
Restricted shares
On November 21, 2022, the Company granted $1,000,000 worth of shares of the Company’s common stock under the Plan to the Company’s CEO. The number of shares awarded was determined based on the closing price at the grant date i.e. on November 21, 2022 which was equal to $5.25. 95,238 of the restricted shares vest ed
on July 17, 2023 and the remaining 95,238 of the restricted shares vest on July 15, 2024.
On March 21, 2023, the Company granted 280,392
of non-vested restricted shares under the Plan to employees of the Manager. The fair value of each share granted was
$2.55 which is equal to the market value of the Company’s common stock on that day. 140,196 of the restricted shares vest ed
on July 17, 2023 and the remaining 140,196 of the restricted shares vest on July 15, 2024.
On May 15, 2023, the Company granted 547,550 of
non-vested
restricted shares under the Plan to the Company’s CEO. The fair value of each share granted was $3.48 which is equal to the market value of the

Company’s common stock on that day. 273,775 of the restricted shares vest on May 15, 2024 and the remaining 273,775 of the restricted shares vest on May 15, 2025.
On October 25, 2023, the Company granted 179,244 of
non-vested
restricted shares under the Plan to employees of the Manager. The fair value of each share granted was $1.59 which is equal to the market value of the Company’s common stock on that day. 89,622 of the restricted shares vest on October 25, 2024 and the remaining 89,622 of the restricted shares vest on October 25, 2025.
On October 30, 2023, the Company granted 578,125 of
non-vested
restricted shares under the Plan to the Company’s CEO, Interim CFO and non-executive
members of Board of Directors of the Company. The fair value of each share granted was $1.60 which is equal to the market value of the Company’s common stock on that day. 289,062 of the restricted shares vest on October 30, 2024 and the remaining 289,063 of the restricted shares vest on October 30, 2025.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no
obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends during
the years ended December 31, 2021, 2022 and 2023.
The stock-based compensation expense for the years ended December 31, 2021, 2022 and 2023 amounted to nil, $117,256 and $2,343,210, respectively and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
No
non-vested
shares existed as of December 31, 2021. A summary of the status of the Company’s non-vested
restricted shares as of December 31, 2022 and 2023, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2022	—
Granted	190,476	5.25

Non-vested, December 31, 2022	190,476	5.25

Granted	1,585,311	2.42
Vested	(235,434)	(3.64)

Non-vested, December 31, 2023	1,540,353	2.58

The remaining unrecognized compensation cost relating to the shares granted amounting to

$2,370,009
as of December 31, 2023, is expected to be recognized over the remaining weighted average period of
 1.1
years, according to the contractual terms of those non-vested share awards.
Options to purchase common shares
On October 30, 2023, the Company granted options to acquire up to 631,250 shares of common stock under the Plan to the Company’s CEO, Interim CFO and non-executive
members of Board of Directors of the Company. 50% of these options vest on October 30, 2024 and the remaining 50% vest on October 30, 2025. These options expire on
October 30, 2033
. The fair value of each option granted was $1.14.
The fair value of

each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of
 81%; expected term of
5.75
 years; risk-free interest rate of 5%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately
6
years prior to the grant date.
The Company had no stock option activity during the years ended December 31, 2021 and 2022. A summary of the Company’s non-vested stock
option activity and related information for the year ended December 31, 2023, is as follows:

	December 31, 2023
	Option shares #	Weighted- Average Exercise Price $
Outstanding – beginning of year	—	—
Granted	631,250	1.60
Exercised	—	—
Outstanding – end of year	631,250	1.60
Exercisable – end of year	—
No options vested during the year ended December 31, 2023. The remaining unrecognized compensation cost relating to the options granted amounting to $629,351 as of December 31, 2023, is expected to be recognized over the remaining period of 1.4 years, according to the contractual terms of those non-vested options.
The stock-based compensation expense for the vested and non-vested options for the years ended December 31, 2021, 2022 and 2023 amounted to nil, nil and $91,645, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
As at December 31, 2023, the intrinsic value of outstanding stock options was

$
1.04

per option.